CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)
Interest Income:
Loans	$ 6,681,380	€ 5,050,455	€ 5,007,064	[1]	€ 5,039,925	[1]
Securities available-for-sale	1,005,972	760,414	700,962	[1]	844,074	[1]
Securities held-to-maturity	163,092	123,281	94,895	[1]	9,425	[1]
Trading assets	253,262	191,441	229,200	[1]	197,704	[1]
Securities purchased under agreements to resell	41,865	31,646	13,510	[1]	28,553	[1]
Interest-bearing deposits with banks	83,830	63,367	61,532	[1]	63,515	[1]
Other	51,655	39,046	41,673	[1]	48,184	[1]
Total interest income	8,281,056	6,259,650	6,148,836	[1]	6,231,380	[1]
Interest Expense:
Deposits	(2,996,342)	(2,264,935)	(1,821,966)	[1]	(2,133,507)	[1]
Securities sold under agreements to repurchase	(161,419)	(122,017)	(75,712)	[1]	(90,052)	[1]
Other borrowed funds	(32,959)	(24,914)	(25,391)	[1]	(34,244)	[1]
Long-term debt	(261,121)	(197,381)	(139,450)	[1]	(184,144)	[1]
Other	(2,979)	(2,252)	(2,716)	[1]	(3,168)	[1]
Total interest expense	(3,454,820)	(2,611,499)	(2,065,235)	[1]	(2,445,115)	[1]
Net interest income before provision for loan losses	4,826,236	3,648,151	4,083,601	[1]	3,786,265	[1]
Provision for loan losses	(4,899,152)	(3,703,269)	(1,204,995)	[1]	(998,448)	[1]
Net interest income after provision for loan losses	(72,916)	(55,118)	2,878,606	[1]	2,787,817	[1]
Non-interest income:
Credit card fees	262,483	198,411	188,771	[1]	200,939	[1]
Service charges on deposit accounts	103,641	78,342	52,722	[1]	49,005	[1]
Other fees and commissions	576,030	435,421	475,692	[1]	502,140	[1]
Net trading profit / (loss)	(2,483,183)	(1,877,038)	(1,245,322)	[1]	(267,131)	[1]
Equity in earnings of investees and realized gains/(losses) on disposal	11,458	8,661	9,245	[1]	(27,879)	[1]
Other non-interest income	1,140,845	862,365	1,161,253	[1]	1,090,790	[1]
Total non-interest income / (loss) excluding gains / losses on investment securities	(388,726)	(293,838)	642,361	[1]	1,547,864	[1]
Net gains/(losses) on available-for-sale securities	(25,752)	(19,466)	114,959	[1]	349,929	[1]
OTTI of available-for-sale securities and held-to-maturity securities (of which NIL was recognised through AOCI)	(12,136,146)	(9,173,713)	(89,497)	[1]	(358,328)	[1]
Net gains / (losses) on investment securities	(12,161,898)	(9,193,179)	25,462	[1]	(8,399)	[1]
Total non-interest income / (loss)	(12,550,624)	(9,487,017)	667,823	[1]	1,539,465	[1]
Non-interest expense:
Salaries	(1,565,411)	(1,183,294)	(1,233,593)	[1]	(1,254,610)	[1]
Employee benefits	(321,648)	(243,134)	(273,013)	[1]	(278,615)	[1]
Voluntary early retirement schemes	0	0	(5,269)	[1]	(24,559)	[1]
Occupancy expenses	(117,288)	(88,658)	(105,431)	[1]	(103,297)	[1]
Equipment expenses	(80,439)	(60,804)	(66,488)	[1]	(63,088)	[1]
Depreciation of premises and equipment	(160,937)	(121,652)	(129,310)	[1]	(122,765)	[1]
Amortization of intangible assets	(130,877)	(98,930)	(79,906)	[1]	(65,260)	[1]
Impairment of goodwill	(553,877)	(418,676)	(6,320)	[1]	0	[1]
Deposit insurance premium	(76,215)	(57,611)	(54,964)	[1]	(57,028)	[1]
Other non-interest expense	(2,954,412)	(2,233,240)	(1,857,828)	[1]	(1,728,190)	[1]
Total non-interest expense	(5,961,104)	(4,505,999)	(3,812,122)	[1]	(3,697,412)	[1]
Income / (loss) before income tax benefit	(18,584,644)	(14,048,134)	(265,693)	[1]	629,870	[1]
Income tax (expense) / benefit	(607,679)	(459,345)	(42,311)	[1]	(176,586)	[1]
Net income / (loss)	(19,192,323)	(14,507,479)	(308,004)	[1]	453,284	[1]
Less: Net income attributable to the non-controlling interest	(42,584)	(32,189)	(46,768)	[1]	(62,232)	[1]
NET INCOME / (LOSS) attributable to NBG shareholders	(19,234,907)	(14,539,668)	(354,772)	[1]	391,052	[1]
Net income / (loss)	(19,192,323)	(14,507,479)	(308,004)	[1]	453,284	[1]
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	(1,257,273)	(950,373)	191,304	[1]	(56,969)	[1]
Net (losses)/gains on available-for-sale securities:
Net unrealized holding (losses)/gains during the period (net of tax expense/(benefit) of: EUR 104,131 thousand in 2009, EUR (431,278) thousand in 2010 and EUR (874,733) thousand in 2011	(4,308,347)	(3,256,680)	(2,038,388)	[1]	212,057	[1]
Less: reclassification adjustment for net (gains)/losses included in net income (net of tax (expense)/benefit of: EUR (74,959) thousand in 2009, EUR (20,987) thousand in 2010 and EUR 4,209 thousand in 2011)	20,184	15,257	(93,972)	[1]	(274,969)	[1]
Less: Reclassification adjustment for impairment of available-for-sale securities (net of tax benefit of EUR 84,835 thousand in 2009, EUR 18,984 thousand in 2010 and EUR 1,353,700 thousand in 2011)	7,419,140	5,608,128	70,513	[1]	273,493	[1]
Total net (losses)/gains on available-for-sale securities	3,130,977	2,366,705	(2,061,847)	[1]	210,581	[1]
Pension (liability)/asset (net of tax expense/(benefit) of EUR 5,807 thousand in 2009, EUR (74) thousand in 2010 and EUR 1,450 thousand in 2011)	38,836	29,356	14,605	[1]	24,232	[1]
Total other comprehensive income / (loss), net of tax	1,912,540	1,445,688	(1,855,938)	[1]	177,844	[1]
Comprehensive income / (loss)	(17,279,783)	(13,061,791)	(2,163,942)	[1]	631,128	[1]
Less: Comprehensive (income) / loss attributable to the non-controlling interest	(2,404)	(1,817)	(59,299)	[1]	(60,364)	[1]
Comprehensive income / (loss) attributable to NBG shareholders	$ (17,282,187)	€ (13,063,608)	€ (2,223,241)	[1]	€ 570,764	[1]
Earnings / (loss) per share
Basic EPS	$ (20.13)	€ (15.22)	€ (0.56)	[1],[2]	€ 0.53	[1],[2]
Diluted EPS	$ (20.13)	€ (15.22)	€ (0.56)	[1],[2]	€ 0.53	[1],[2]

[1]	As restated. See Note 43 for more information.
[2]	As restated